Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Balance as of December 31, 2011	$ 9,062
Amortization for the year ended December 31, 2012	1,443
Balance as of December 31, 2012	7,619
Amortization Schedule
2013	1,443
2014	1,443
2015	1,443
2016	1,443
2017 and thereafter	1,847
Trade names
Balance as of December 31, 2011	5,512
Amortization for the year ended December 31, 2012	877
Balance as of December 31, 2012	4,635
Amortization Schedule
2013	877
2014	877
2015	877
2016	877
2017 and thereafter	1,127
Software
Balance as of December 31, 2011	3,550
Amortization for the year ended December 31, 2012	566
Balance as of December 31, 2012	2,984
Amortization Schedule
2013	566
2014	566
2015	566
2016	566
2017 and thereafter	$ 720